Property, Plant and Equipment - Summary of assets used by the Company (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,555,589.1		$ 1,352,377.4
Additions	835,406.3		525,720.7	$ 564,283.0
Ending balance	1,975,118.7	$ 71,201.1	1,555,589.1	1,352,377.4
Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,554,585.9		1,352,313.9
Ending balance	1,975,114.0		1,554,585.9	1,352,313.9
Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,426,223.8		3,911,596.3	3,372,216.5
Additions	835,406.3		525,720.7	564,283.0
Disposals or retirements	(26,566.7)		(7,172.9)	(18,583.9)
Transfers from assets subject to operating leases	1,479.1		23.1
Transfers to assets subject to operating leases	(244.6)		(1,199.0)
Transfers from right-of-use assets				619.8
Effect of disposal of subsidiary				(0.5)
Effect of exchange rate changes	847.2		(2,744.4)	(6,938.6)
Ending balance	5,237,145.1		4,426,223.8	3,911,596.3
Accumulated depreciation [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,871,637.9		2,559,282.4	2,300,253.9
Additions	411,483.9		321,821.1	278,764.9
Disposals or retirements	(22,599.2)		(6,773.2)	(14,067.3)
Reversal of impairment				(301.4)
Transfers from assets subject to operating leases	451.9		8.2
Transfers to assets subject to operating leases	(68.3)		(202.6)
Transfers from right-of-use assets				20.7
Effect of disposal of subsidiary				(0.5)
Impairment	274.4		10.2
Effect of exchange rate changes	850.5		(2,508.2)	(5,387.9)
Ending balance	3,262,031.1		2,871,637.9	2,559,282.4
Land and Land Improvements [Member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,436.5		3,453.1
Ending balance	5,988.4		3,436.5	3,453.1
Land and Land Improvements [Member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,942.6		3,991.8	4,011.4
Additions	2,587.2
Effect of exchange rate changes	(41.6)		(49.2)	(19.6)
Ending balance	6,488.2		3,942.6	3,991.8
Land and Land Improvements [Member] | Accumulated depreciation [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	506.1		538.7	550.6
Additions	1.3		1.5	1.6
Effect of exchange rate changes	(7.6)		(34.1)	(13.5)
Ending balance	499.8		506.1	538.7
Buildings [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	250,647.9		195,015.7
Ending balance	270,432.5		250,647.9	195,015.7
Buildings [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	522,447.4		438,075.0	418,151.7
Additions	53,971.3		84,882.5	21,448.5
Disposals or retirements	(41.1)		(41.5)	(159.0)
Transfers from assets subject to operating leases	35.5		23.1
Effect of exchange rate changes	184.7		(491.7)	(1,366.2)
Ending balance	576,597.8		522,447.4	438,075.0
Buildings [member] | Accumulated depreciation [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	271,799.5		243,059.3	217,899.2
Additions	34,331.6		29,209.1	26,026.6
Disposals or retirements	(36.5)		(27.9)	(144.4)
Transfers from assets subject to operating leases	15.1		8.2
Effect of exchange rate changes	55.6		(449.2)	(722.1)
Ending balance	306,165.3		271,799.5	243,059.3
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment	(274.4)			(301.4)
Machinery and equipment | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,051,475.7		608,357.0
Ending balance	1,081,209.8		1,051,475.7	608,357.0
Machinery and equipment | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,607,005.7		2,886,623.0	2,728,760.2
Additions	401,659.0		729,943.3	179,798.4
Disposals or retirements	(26,192.2)		(6,397.3)	(17,381.6)
Transfers from assets subject to operating leases	1,443.6
Transfers to assets subject to operating leases	(244.6)		(1,199.0)
Transfers from right-of-use assets				619.8
Effect of exchange rate changes	1,077.7		(1,964.3)	(5,173.8)
Ending balance	3,984,749.2		3,607,005.7	2,886,623.0
Machinery and equipment | Accumulated depreciation [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,555,530.0		2,278,266.0	2,049,279.0
Additions	368,777.7		285,393.6	246,724.2
Disposals or retirements	(22,230.1)		(6,012.9)	(12,880.8)
Reversal of impairment				(301.4)
Transfers from assets subject to operating leases	436.8
Transfers to assets subject to operating leases	(68.3)		(202.6)
Transfers from right-of-use assets				20.7
Impairment	274.4		10.2
Effect of exchange rate changes	818.9		(1,924.3)	(4,575.7)
Ending balance	2,903,539.4		2,555,530.0	2,278,266.0
Office equipment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	25,060.4		17,193.0
Ending balance	24,327.6		25,060.4	17,193.0
Office equipment [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	68,862.7		54,611.4	48,382.2
Additions	7,643.0		15,112.9	7,415.0
Disposals or retirements	(333.4)		(734.1)	(1,043.3)
Effect of disposal of subsidiary				(0.5)
Effect of exchange rate changes	(18.1)		(127.5)	(142.0)
Ending balance	76,154.2		68,862.7	54,611.4
Office equipment [member] | Accumulated depreciation [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	43,802.3		37,418.4	32,525.1
Additions	8,373.3		7,216.9	6,012.5
Disposals or retirements	(332.6)		(732.4)	(1,042.1)
Effect of disposal of subsidiary				(0.5)
Effect of exchange rate changes	(16.4)		(100.6)	(76.6)
Ending balance	51,826.6		43,802.3	37,418.4
Equipment under installation and construction in progress [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	223,965.4		528,295.1
Ending balance	593,155.7		223,965.4	528,295.1
Equipment under installation and construction in progress [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	223,965.4		528,295.1	172,911.0
Additions	369,545.8		(304,218.0)	355,621.1
Effect of exchange rate changes	(355.5)		(111.7)	(237.0)
Ending balance	$ 593,155.7		$ 223,965.4	$ 528,295.1